Taxation - Tax rates (Details) ¥ in Millions, $ in Millions		3 Months Ended	12 Months Ended
	Jan. 01, 2008	Sep. 30, 2020	Dec. 31, 2022 HKD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2022 CNY (¥)
Income Taxes [Line Items]
Statutory tax rate (as a percentage)			25.00%	25.00%	25.00%
Preferential tax rate					2.40%
Tax exempt income rate (as a percent)			6.80%	10.80%	9.60%
PRC
Income Taxes [Line Items]
Statutory tax rate (as a percentage)			25.00%		25.00%
Preferential tax rate (as a percentage)		10.00%
Withholding income tax rate for dividend paid to foreign tax resident investors (as a percentage)			10.00%
Reduced withholding tax rate for beneficial owner (as a percentage)	5.00%
Unrecognized tax liabilities related to undistributed profits							¥ 590
PRC | VIEs
Income Taxes [Line Items]
Unrecognized tax liabilities related to undistributed profits							¥ 153
PRC | Shenzhen Lexin Software
Income Taxes [Line Items]
Preferential tax rate (as a percentage)				12.50%	12.50%	10.00%
Preferential income tax rate (as a percentage) from 2022 to 2024			15.00%
PRC | Shenzhen Dingsheng
Income Taxes [Line Items]
Statutory tax rate (as a percentage)			25.00%
Preferential tax rate (as a percentage)				15.00%	15.00%
PRC | Beihai Aurora and Beihai Turing
Income Taxes [Line Items]
Preferential income tax rate (as a percentage) from 2018 to 2022			9.00%
PRC | Beihai Aurora and Beihai Lexin
Income Taxes [Line Items]
Preferential tax rate (as a percentage)			15.00%
Tax exempt income rate (as a percent)			40.00%
Preferential income tax rate (as a eligible percentage) from 2018 to 2022			15.00%
Preferential income tax rate (as a percentage) from 2018 to 2022			9.00%
Preferential income tax rate (as a percentage) from 2023 to 2030			15.00%
PRC | Shenzhen Lexin Information
Income Taxes [Line Items]
Preferential income tax rate (as a percentage) from 2023 to 2025			12.50%
Hong Kong
Income Taxes [Line Items]
Statutory tax rate (as a percentage)			16.50%
Assessable profits | $			$ 2
Withholding income tax rate for dividend paid to foreign tax resident investors (as a percentage)			8.25%
Online direct sales and services income | PRC
Income Taxes [Line Items]
Value added tax rate (as a percent)			13.00%
Premium membership fees, third-party sellers' commission fees, and financial services income | PRC
Income Taxes [Line Items]
Value added tax rate (as a percent)			6.00%